Reserves - Summary of Reserves (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reserves within equity [line items]
Share-based payment reserve	$ 44,254,362	$ 27,513,594	$ 22,817,908
Foreign currency translation reserve	8,566,362	(600,850)	1,500,247
Convertible loan note reserve	6,219,812	6,219,812
Reserves	59,040,536	33,132,556
Balance at the beginning of the year	184,395,802	66,532,293	15,772,778
Settlement of limited recourse loan		247,154	1,189,081
Equity settled share-based payments	16,740,768	5,948,532	7,558,952
Balance at the end of the year	364,343,319	184,395,802	66,532,293
Share-based Payment Reserve
Disclosure of reserves within equity [line items]
Balance at the beginning of the year	27,513,594	22,817,908	15,258,956
Settlement of limited recourse loan		(1,252,846)
Performance rights net-settled in current period (refer note 28)	(3,426,420)
Equity settled share-based payments	20,190,538	5,948,532	6,369,871
Exchange differences	(23,350)
Balance at the end of the year	44,254,362	27,513,594	22,817,908
Foreign Currency Translation Reserve
Disclosure of reserves within equity [line items]
Balance at the beginning of the year	(600,850)	1,500,247	950,004
Exchange differences on translation of foreign operations	9,167,212	(2,101,097)	550,243
Balance at the end of the year	8,566,362	(600,850)	1,500,247
Convertible Loan Note Reserve
Disclosure of reserves within equity [line items]
Balance at the beginning of the year	6,219,812	6,219,812
Balance at the end of the year	$ 6,219,812	$ 6,219,812	$ 6,219,812